Fair Value Measurements - Change in Fair Value (Details) - Level 3 - Westrock Private Warrants $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Fair Value Measurements
Assumption of warrants	$ 11,618
Change in fair value	2,590
Fair value as of ending	$ 14,208